PIMCO Funds

Supplement dated October 3, 2022 to the Bond Funds Prospectus (the “Prospectus”)

dated August 1, 2022, as supplemented from time to time

Disclosure Related to the PIMCO Moderate Duration Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Moderate Duration Fund’s portfolio is jointly and primarily managed by Marc Seidner, Mike Cudzil, Daniel Hyman and Jerome Schneider. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Moderate Duration Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Marc Seidner, Mike Cudzil, Daniel Hyman and Jerome Schneider. Mr. Seidner is CIO Non-traditional Strategies. Messrs. Cudzil, Hyman, Seidner and Schneider are Managing Directors of PIMCO. Mr. Cudzil has jointly and primarily managed the Fund since July 2018, and Messrs. Seidner, Hyman and Schneider have jointly and primarily managed the Fund since October 2022.

Effective immediately, the PIMCO Total Return Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Total Return Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang and Mohit Mittal. Mr. Ivascyn is Group Chief Investment Officer, Mr. Kiesel is CIO Global Credit and Ms. Wang is CIO Portfolio Implementation. Messrs. Ivascyn, Kiesel and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Kiesel has jointly and primarily managed the Fund since September 2014, Mr. Mittal has jointly and primarily managed the Fund since December 2019, and Ms. Wang and Mr. Ivascyn have jointly and primarily managed the Fund since October 2022.

Effective immediately, the PIMCO Total Return Fund II’s portfolio is jointly and primarily managed by Mark Kiesel, Mike Cudzil and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Total Return Fund II’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mark Kiesel, Mike Cudzil and Mohit Mittal. Mr. Kiesel is CIO Global Credit. Messrs. Cudzil, Kiesel and Mittal are Managing Directors of PIMCO. Mr. Kiesel has jointly and primarily managed the Fund since September 2014, Mr. Mittal has jointly and primarily managed the Fund since December 2019 and Mr. Cudzil has jointly and primarily managed the Fund since October 2022.

Effective immediately, the PIMCO Total Return Fund IV’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Total Return Fund IV’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang and Mohit Mittal. Mr. Ivascyn is Group Chief Investment Officer, Mr. Kiesel is CIO Global Credit and Ms. Wang is CIO Portfolio Implementation. Messrs. Ivascyn, Kiesel and Mittal and Ms. Wang are Managing Directors of PIMCO. Mr. Kiesel has jointly and primarily managed the Fund since September 2014, Mr. Mittal has jointly and primarily managed the Fund since December 2019, and Ms. Wang and Mr. Ivascyn have jointly and primarily managed the Fund since October 2022.

Effective immediately, the PIMCO Total Return ESG Fund’s portfolio is jointly and primarily managed by Mark Kiesel, Qi Wang, Mohit Mittal and Jelle Brons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Total Return Fund ESG’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mark Kiesel, Qi Wang, Mohit Mittal and Jelle Brons. Mr. Kiesel is CIO Global Credit and Ms. Wang is CIO Portfolio Implementation. Messrs. Kiesel and Mittal and Ms. Wang are Managing Directors of PIMCO and Mr. Brons is an Executive Vice President of PIMCO. Mr. Kiesel has jointly and primarily managed the Fund since September 2014, Mr. Mittal has jointly and primarily managed the Fund since December 2019, Mr. Brons has jointly and primarily managed the Fund since April 2019, and Ms. Wang has jointly and primarily managed the Fund since October 2022.

In addition, effective immediately, disclosure concerning each Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Climate Bond PIMCO Total Return ESG	Jelle Brons	12/19* 4/19

Executive Vice President, PIMCO. Mr. Brons is a portfolio manager on the global corporate bond team. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department, initially in credit sales and then with the team responsible for CreditDelta, a credit market and portfolio analysis tool. He has investment experience since 2002 and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM).

PIMCO Extended Duration

PIMCO GNMA and Government Securities

PIMCO Long Duration Total Return

PIMCO Long-Term U.S. Government

PIMCO Moderate Duration

PIMCO Mortgage-Backed Securities

PIMCO Total Return II

	Mike Cudzil	2/16 1/13 2/16 2/16 7/18 1/13 10/22	Managing Director, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO GNMA and Government Securities PIMCO Mortgage-Backed Securities PIMCO Moderate Duration PIMCO Mortgage Opportunities and Bond	Daniel Hyman	7/12 7/12 10/22 10/12*

Managing Director, PIMCO. Mr. Hyman is a portfolio manager focusing on mortgage-backed securities and derivatives. Prior to joining PIMCO in 2008, he was a vice president at Credit Suisse where he traded Agency pass-throughs.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Dynamic Bond PIMCO Total Return PIMCO Total Return IV	Daniel J. Ivascyn	9/14 10/22 10/22

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

PIMCO Investment Grade Credit Bond PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Mark Kiesel	11/02 9/14 9/14 9/14 9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Dynamic Bond PIMCO Investment Grade Credit Bond PIMCO Long Duration Total Return PIMCO Strategic Bond PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Mohit Mittal	1/22 10/16 2/16 7/18 12/19 12/19 12/19 12/19

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO Dynamic Bond PIMCO Moderate Duration PIMCO Strategic Bond	Marc Seidner	1/15 10/22 1/15

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

PIMCO Moderate Duration	Jerome Schneider	10/22

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Total Return PIMCO Total Return IV PIMCO Total Return ESG	Qi Wang	10/22 10/22 10/22

CIO Portfolio Implementation and Managing Director, PIMCO. She oversees portfolio implementation, portfolio management analytics, and the PM data delivery platform. She is also a portfolio manager for PIMCO’s global macro hedge fund strategies and a member of the Investment Committee. Prior to joining PIMCO in 2010, she was with HBK Capital Management for 11 years, most recently as a managing director and partner responsible for developed market fixed income. Ms. Wang was previously a fixed income analyst at Lehman Brothers. She has investment experience since 1995 and holds a bachelor’s degree in economics and molecular biochemistry and biophysics from Yale University.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated October 3, 2022 to the Short Duration Strategy Funds Prospectus (the “Prospectus”)

dated August 1, 2022, as supplemented from time to time

Disclosure Related to the PIMCO Low Duration Fund, PIMCO Low Duration Fund II and PIMCO Low Duration ESG Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Low Duration Fund’s portfolio is jointly and primarily managed by Marc Seidner, Daniel Hyman, Jerome Schneider and Jelle Brons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Low Duration Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Marc Seidner, Daniel Hyman, Jerome Schneider and Jelle Brons. Mr. Seidner is CIO Non-traditional Strategies. Messrs. Hyman, Schneider and Seidner are Managing Directors of PIMCO. Mr. Brons is an Executive Vice President of PIMCO. Mr. Schneider has jointly and primarily managed the Fund since September 2014 and Messrs. Seidner, Hyman and Brons have jointly and primarily managed the Fund since October 2022.

Effective immediately, the PIMCO Low Duration Fund II’s portfolio is jointly and primarily managed by Marc Seidner, Mike Cudzil and Jerome Schneider. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Low Duration Fund II’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Marc Seidner, Mike Cudzil and Jerome Schneider. Mr. Seidner is CIO Non-traditional Strategies. Messrs. Cudzil, Schneider and Seidner are Managing Directors of PIMCO. Mr. Schneider has jointly and primarily managed the Fund since September 2014, and Messrs. Seidner and Cudzil have jointly and primarily managed the Fund since October 2022.

Effective immediately, the PIMCO Low Duration ESG Fund’s portfolio is jointly and primarily managed by Marc Seidner, Jerome Schneider and Jelle Brons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Low Duration ESG Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Marc Seidner, Jerome Schneider and Jelle Brons. Mr. Seidner is CIO Non-traditional Strategies, Messrs. Schneider and Seidner are Managing Directors of PIMCO, and Mr. Brons is an Executive Vice President of PIMCO. Mr. Schneider has jointly and primarily managed the Fund since September 2014, Mr. Brons has jointly and primarily managed the Fund since April 2019, and Mr. Seidner has jointly and primarily managed the Fund since October 2022.

In addition, effective immediately, disclosure concerning each Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Low Duration PIMCO Low Duration ESG	Jelle Brons	10/22 4/19

Executive Vice President, PIMCO. Mr. Brons is a portfolio manager on the global corporate bond team. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department, initially in credit sales and then with the team responsible for CreditDelta, a credit market and portfolio analysis tool. He has investment experience since 2002 and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM).

PIMCO Low Duration II	Mike Cudzil	10/22	Managing Director, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO Low Duration	Daniel Hyman	10/22

Managing Director, PIMCO. Mr. Hyman is a portfolio manager focusing on mortgage-backed securities and derivatives. Prior to joining PIMCO in 2008, he was a vice president at Credit Suisse where he traded Agency pass-throughs.

PIMCO Government Money Market PIMCO Low Duration PIMCO Low Duration II PIMCO Low Duration ESG PIMCO Short Asset Investment PIMCO Short-Term	Jerome Schneider	1/11 9/14 9/14 9/14 5/12* 1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit card and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

PIMCO Low Duration PIMCO Low Duration II PIMCO Low Duration ESG	Marc Seidner	10/22 10/22 10/22

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

Investors Should Retain This Supplement for Future Reference

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